Income Taxes - Schedule of Income before income tax as per jurisdictions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Loss before income taxes and share of losses from equity method investments	$ (287)	$ (653)	$ (759)
U.S.
Income Taxes
Loss before income taxes and share of losses from equity method investments	(129)	(32)	(74)
U.K
Income Taxes
Loss before income taxes and share of losses from equity method investments	(95)	(441)	(529)
Other
Income Taxes
Loss before income taxes and share of losses from equity method investments	$ (63)	$ (180)	$ (156)